CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES
New and amended standards not yet adopted by the Company
IFRS 9 - Financial Instruments
In July 2014, the IASB released the final version of IFRS 9 - Financial Instruments replacing IAS 39 - Financial Instruments: Recognition and Measurement.

IFRS 9 introduces a revised approach for the classification of financial assets based on how an entity manages financial assets and the characteristics of the contractual cash flows of the financial assets replacing the multiple rules in IAS 39. Most of the requirements in IAS 39 for classification and measurement of financial liabilities have been carried forward in IFRS 9. IFRS 9 also introduces a new hedge accounting model that is more closely aligned with risk-management objectives as well as a new expected credit loss model for calculating impairment on financial assets replacing the incurred loss model in IAS 39.

For the Company, IFRS 9 is effective for the fiscal period beginning on April 1, 2018. The Company has completed its assessment and has concluded that the adoption of this standard has no impact on its consolidated financial statements.

IFRS 15 - Revenue from contracts with customers
In May 2014, the IASB released IFRS 15 - Revenue from Contracts with Customers, which supersedes IAS 11 - Construction Contracts and IAS 18 - Revenue and related interpretations. The core principle of the new standard is to recognize revenue to depict fulfillment of performance obligations to customers in amounts that reflect the consideration to which the Company expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the customer obtains control of the goods or services. The new standard also provides guidance for transactions that were not previously addressed comprehensively, improves guidance for multiple-element arrangements and enhances revenue related disclosures.

For the Company, IFRS 15 is effective for the fiscal period beginning on April 1, 2018. The Company has elected to apply IFRS 15 retrospectively and thus will restate its 2018 results, with an opening adjustment to equity as at April 1, 2017. The Company has elected to use the following practical expedients:

–	No restatement for contracts that were completed as at, or prior to April 1, 2017; and

–
Reflecting the aggregate effect of modifications to contracts that occurred prior to April 1, 2017 in identifying the satisfied and unsatisfied performance obligations and in determining the transaction prices to be allocated thereto.

The Company has reviewed its revenue contracts to evaluate the effect of the new standard on its revenue recognition practices. Based on its assessment, the adoption of the new standard will have the following impacts:

–
Revenue recognition for certain performance obligations currently accounted for using the percentage-of-completion method will no longer meet the requirements for revenue recognition over time. Revenue for these performance obligations will instead be recognized upon completion. As the performance obligations for these devices are met and manufacturing advances, the costs to build will be recognized as inventory. Payments received from customers that were previously applied as a reduction of the contracts in progress: assets will now need to be presented as contract liabilities;

–
Contracts in which the Company receives significant payment in advance now require a portion of the contract consideration to be allocated to a significant financing component, when certain criteria are met;

–	A change in the identification of performance obligations for certain multiple-element arrangements.

The following table presents the impact of IFRS 15 on the Company’s consolidated statement of financial position as at April 1, 2017 and March 31, 2018:

As previously reported		IFRS 15	As restated	As currently reported	IFRS 15	As restated
(amounts in millions)	April 1, 2017	Adjustments	April 1, 2017	March 31, 2018	Adjustments	March 31, 2018
Assets
Total current assets	$1,919.7	$45.4	$1,965.1	$2,060.8	$62.5	$2,123.3
Total long-term assets	3,435.1	(2.5)	3,432.6	3,658.4	(1.5)	3,656.9
	$5,354.8	$42.9	$5,397.7	$5,719.2	$61.0	$5,780.2
Liabilities
Total current liabilities	$1,273.9	$137.2	$1,411.1	$1,320.6	$153.5	$1,474.1
Total long-term liabilities	1,999.9	(25.6)	1,974.3	2,032.0	(23.4)	2,008.6
	$3,273.8	$111.6	$3,385.4	$3,352.6	$130.1	$3,482.7
Shareholders' Equity
Equity attributable to equity holders of the Company	$2,020.8	$(68.7)	$1,952.1	$2,298.2	$(69.1)	$2,229.1
Non-controlling interests	60.2	—	60.2	68.4	—	68.4
	$2,081.0	$(68.7)	$2,012.3	$2,366.6	$(69.1)	$2,297.5

For fiscal 2018, the impact of adopting IFRS 15 is a decrease to revenue of $6.5 million, an increase to operating profit of $1.8 million and an increase to finance expense - net of $1.0 million.

While these changes will impact the timing of contract revenue and profit recognition, there will be no change to cash flows from the contract.

The Company has updated and is finalizing the implementation of revised procedures and controls in order to meet the requirements of IFRS 15, as well as expanding disclosures which will be required under the new standard in fiscal 2019.

IFRS 16 - Leases
In January 2016, the IASB released IFRS 16 - Leases, which will replace IAS 17 - Leases and related interpretations. The new standard introduces a single lessee accounting model and eliminates the classification of leases as either operating or finance leases. It requires the lessee to recognize a right-of-use asset and a lease obligation for all leases. Lessors will continue to classify leases as operating leases or finance leases as IFRS 16 substantially carries forward the current lessor accounting requirements.

For the Company, IFRS 16 will be effective for the fiscal period beginning on April 1, 2019. The Company is currently evaluating the impact of the new standard on its consolidated financial statements. Where the Company is the lessee for leases that are considered operating leases under IAS 17, the adoption of IFRS 16 is expected to result in the recognition of assets and liabilities on the consolidated statement of financial position. The change to the recognition, measurement and presentation requirements from the adoption of this standard is expected to result in a decrease of the Company’s operating lease expense and an increase of its finance and depreciation expenses.

IFRIC 23 - Uncertainty over Income Tax Treatments
In June 2017, the IASB released IFRIC 23 - Uncertainty over Income Tax Treatments, which addresses how to determine the taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12 - Income Taxes. It specifically considers whether tax treatments should be considered independently or collectively and assumptions for taxation authorities’ examinations in regards to taxable profit (loss), tax bases, unused tax losses, unused tax credits or tax rates.

For the Company, IFRIC 23 is effective for the fiscal period beginning on April 1, 2019. The Company has completed its assessment and has concluded that the interpretation has no impact on its consolidated financial statements.